SHARE-BASED COMPENSATION	12 Months Ended
Mar. 31, 2019
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

18.SHARE-BASED COMPENSATION

On June 21, 2012, the Company granted options to purchase a total of 160,000 shares of the Company’s common stock at an exercise price per share of ¥810 to two employees/directors, two statutory auditors, 12 employees and 6 external advisors (“6th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

On May 31, 2013, the Company granted options to purchase a total of 300,000 shares of the Company’s common stock at an exercise price per share of ¥469 to 5 employees/directors, 17 employees and 25 employees of subsidiaries (“7th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

On May 15, 2013, the Company granted options to purchase a total of 88,000 shares of the Company’s common stock at an exercise price per share of $5.03 to underwriters (“8th series Stock Option Grant”). Options are vested immediately and are exercisable from May 16, 2013 to May 17, 2017.

On May 22, 2014, the Company granted options to purchase a total of 200,000 shares of the Company’s common stock at an exercise price per share of ¥489 to 5 employees/directors and 19 employees (“9th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

On May 28, 2015, the Company granted options to purchase a total of 200,000 shares of the Company’s common stock at an exercise price per share of ¥1,029 to 6 employees/directors and 38 employees (“11th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

On August 1, 2015, the Company granted options to purchase a total of 60,000 shares of the Company’s common stock at an exercise price per share of ¥930 to 12 employees (“12th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

On June 22, 2016, the Company granted options to purchase a total of 140,000 shares of the Company’s common stock at an exercise price per share of ¥1,181 to 45 employee (“13th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

On August 26, 2016, the Company granted options to purchase a total of 70,000 shares of the Company’s common stock at an exercise price per share of ¥809 to 34 employee/directors (“14th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

On December 23, 2016, the Company granted options to purchase a total of 15,000 shares of the Company’s common stock at an exercise price per share of ¥901 to 1 director (“15th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

On April 21, 2017, the Company granted options to purchase a total of 105,000 shares of the Company’s common stock at an exercise price per share of ¥774 to 6 employees/directors (“16th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

On July 7, 2017, the Company granted options to purchase a total of 751,000 shares of the Company’s common stock at an exercise price per share of ¥731 to 39 employees/directors (“17th series Stock Option Grant”). Cash consideration of ¥31,542 thousand from directors were accounted for as an additional paid-in capital. Options are vested two years after the grant date and will be exercisable for three years from the vesting date.

On June 23, 2017, the Company granted options to purchase a total of 70,000 shares of the Company’s common stock at an exercise price per share of ¥763 to 39 employees (“18th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

On July 21, 2017, the Company granted options to purchase a total of 6,000 shares of the Company’s common stock at an exercise price per share of ¥806 to 2 employees (“19th series Stock Option Grant”).  All options were forfeited before the vesting date.

On December 25, 2017, the Company granted options to purchase a total of 145,000 shares of the Company’s common stock at an exercise price per share of ¥706 to 8 employees/directors (“20th series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

On March 26, 2018, the Company granted options to purchase a total of 22,400 shares of the Company’s common stock at an exercise price per share of ¥830 to 1 director (“21st series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

On June 26, 2018, the Company granted options to purchase a total of 26,600 shares of the Company’s common stock at an exercise price per share of ¥1,110 to 39 employees/directors (“22nd series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

On February 5, 2019, the Company granted options to purchase a total of 170,000 shares of the Company’s common stock at an exercise price per share of ¥793 to 116 employees/directors (“23rd series Stock Option Grant”). Options are vested three years after the grant date and will be exercisable for three years from the vesting date.

The Company issues new shares upon the exercise of stock options.

Share-based compensation is measured at the grant date, based on the fair value of the award. The compensation expense is recognized on a straight-line basis over the vesting period.

The following table presents total share-based compensation expense, which is a noncash charge, included in the consolidated statements of operations for the years ended March 31, 2017, 2018 and 2019:

	Thousands of Yen
	2017	2018	2019
Cost of revenue	¥24,758	¥20,883	¥9,188
Selling, general and administrative expenses	28,274	52,963	13,808
Pre-tax share-based compensation expense	53,032	73,846	22,996
Income tax benefit	—	(8,762)	(1,365)
Total share-based compensation expense, net of tax
	¥53,032	¥65,084	¥21,631

Cash received from stock options exercised during the years ended March 31, 2018 and 2019 were ¥31,012 thousand and ¥67,928 thousand, respectively. The tax deductions related to stock options exercised during the year ended March 31, 2018 and 2019 were ¥8,762 thousand and ¥7,227 thousand.

The expected term of the stock options granted to employees is estimated based on historical employee exercise patterns associated with prior similar option grants. The term of the stock options granted to non-employees is estimated based on the contractual term. The Company estimates the number of forfeitures prior to vesting at the grant date. The effect of a subsequent change in estimated forfeitures is recognized through a cumulative adjustment when the actual forfeitures exceed the Company’s estimate. As of March 31, 2019, the total unrecognized compensation expense related to the unvested portion of the 13th -23th series Stock Option Grants, except for the 17th and the 19th, was ¥72,512 thousand. As of March 31, 2019, the expense will be recognized over the weighted-average period of 1.4 years.

The estimated fair value of stock options is determined using the Black-Scholes valuation model. Key inputs and assumptions to estimate the fair value of stock options include the exercise price of the award, the expected option term, the volatility of the Company’s share price, the risk-free interest rate and the Company’s dividend yield. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by individuals who receive equity awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company.

The following table presents the weighted-average assumptions used in estimating the fair value of options granted to employees during the years ended March 31, 2017, 2018 and 2019.

	2017	2018	2019
Expected life of stock option (years)	4.2	4.7	4.4
Expected volatility	71.9%	67.8%	57.9%
Risk-free interest rate	0.2%	-0.1%	-0.2%
Expected dividend yield	0.2%	0.1%	0.2%

	Thousands of Yen
	2017	2018	2019
Weighted-average grant-date fair value per option to purchase one share	¥373	¥397	¥356

The expected volatility is estimated based upon on the historical volatility of the Company’s share price for the last four years adjusted for the effect of changes expected in the future. The expected risk-free interest rate is based on the Japanese government bond interest rate for the expected term. The expected dividend yield is based on the actual dividends paid and expected to be paid in the future.

A summary of stock option activity during the year ended March 31, 2019, is presented below:

			Weighted-average	Aggregate
		Weighted-average	remaining	intrinsic value
		exercise price	contractual term	(Thousands of
	Shares	(Yen)	(in years)	Yen)
Outstanding―April 1, 2018	1,457,100	¥771	3.8	¥285,816
Granted	196,600	836
Exercised	(94,000)	723
Forfeited	(543,200)	741
Expired	(49,000)	834
Outstanding—March 31, 2019	967,500	¥776	3.3	¥17,890
Vested and expected to vest ― March 31, 2019	967,500	¥776	3.3	¥17,890
Exercisable—March 31, 2019	385,500	¥647	1.2	¥17,890

Exercises of Stock Options

The total intrinsic values of options exercised during the years ended March 31, 2017, 2018 and 2019 were ¥333,700 thousand, ¥37,560 thousand and ¥38,663 thousand, respectively. The amounts of cash received from exercise of stock options for the years ended March 31, 2017, 2018 and 2019 were ¥184,375 thousand, ¥31,012 thousand and ¥67,928 thousand, respectively. Cash received from the exercise of options for the year ended March 31, 2017 includes ¥49,412  thousand related to options that were granted to underwriters (“8th series of Stock option Grant”) on May 15, 2013 and fully exercised during the year ended March 31, 2017. The total intrinsic value of the 8th series of Stock Option Grant was ¥52,184 thousand.

Unvested Stock Options

A summary of the status of the Company’s unvested stock options and their weighted-average grant date fair value at March 31, 2019, is as follows:

		Weighted-Average
		Grant Date Fair
	Shares	Value
Unvested—April 1, 2018	1,061,100	¥418
Granted	196,600	356
Vested	(132,500)	605
Forfeited	(543,200)	424
Outstanding—March 31, 2019	582,000	¥348